Shareholder Report, Holdings (Details) - C000081816	Jun. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.50%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.60%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	5.80%
FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.70%
FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.00%
FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.20%
FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_191216100
Holdings [Line Items]
Percent of Total Investments	2.70%
Coca-Cola Co.
Holdings [Line Items]
Percent of Total Investments	45.90%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.40%
SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.50%
SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.30%
SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.10%

[1]	Amount is less than 0.05%.